Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued expenses consist of the following (all amounts in thousands):

	2014	2013
Payroll-related (1)	$834	$1,145
Interest payable	550	301
Subordinated term loan exit fee	285	30
Professional fees	87	26
Franchise and sales tax payable	50	51
Other	884	348
Related party payable – Selway Capital, LLC (2)	0	158
	$2,690	$2,059

(1)
Accrued payroll-related costs as of December 31, 2014 include approximately $141,000 of accrued severance costs. Accrued payroll-related costs as of December 31, 2013 include approximately $534,000 of accrued severance costs.

(2)	See Note 13 for a description of the agreement with Selway Capital, LLC.